Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and contingencies

(a) Operating lease commitments

As of December 31, 2013, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2014	$1,542
2015	1,531
2016	852
2017	410
2018	277

$4,612

(b) Capital commitment

As of December 31, 2013, material capital commitment under non-cancellable advertising equipment construction contracts is $226.

(c) Contingency

No provision was made for operational claims in continuing operations as of December 31, 2012 and 2013.